Share capital - Rio Tinto Limited - Summary of share capital (Parenthetical) (Detail) - Rio Tinto Limited [Member] - د.إ / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Ordinary shares purchased and cancelled	41,198,134	11,778,064	0	41,200,000	11,780,000
Price per purchased share	د.إ 69.69	د.إ 63.67
Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares bought back	41,200,000	42,400,000